Segment Reporting - Segment Result and Reconciliations to GAAP - Core Earnings Adjustments (Detail) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest income after provisions for loan losses	$ 257	$ 250	$ 246	$ 233	$ 276	$ 306	$ 319	$ 375		$ 986	$ 1,276	$ 1,640
Total other income (loss)										796	819	902
Goodwill and acquired intangible asset impairment and amortization	5	6	6	6	13	12	6	4		23	36	12
Restructuring/other reorganization expenses	29								$ 29	29		32
Income tax expense (benefit)	266	93	60	53	96	147	81	103		472	427	597
Net income attributable to Navient Corporation	$ (84)	$ 176	$ 112	$ 88	$ 145	$ 230	$ 125	$ 181		292	681	984
Total Adjustments [Member] | Adjustments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest income after provisions for loan losses										33	102	375
Total other income (loss)										12	110	168
Goodwill and acquired intangible asset impairment and amortization										23	36	12
Restructuring/other reorganization expenses												32
Total “Core Earnings” adjustments to GAAP										22	176	499
Income tax expense (benefit)										(19)	82	196
Net income attributable to Navient Corporation										41	94	303
Net Impact of Goodwill and Acquired Intangible Assets [Member] | Total Adjustments [Member] | Adjustments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Goodwill and acquired intangible asset impairment and amortization										23	36	12
Total “Core Earnings” adjustments to GAAP										(23)	(36)	(12)
Net Impact of Derivative Accounting [Member] | Total Adjustments [Member] | Adjustments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest income after provisions for loan losses										33	102	375
Total other income (loss)										12	110	168
Total “Core Earnings” adjustments to GAAP										$ 45	$ 212	543
Net Impact from Spin-Off of SLM BankCo [Member] | Total Adjustments [Member] | Adjustments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Restructuring/other reorganization expenses												32
Total “Core Earnings” adjustments to GAAP												$ (32)